Revenues (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Revenue From Contracts With Customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
The disaggregation of the Company’s revenue was as follows:

	2025	2024
	$	$

Subscription revenue	344,772	322,000
Transaction-based revenue	697,273	545,470
Hardware and other revenue	34,781	41,800

Total revenues	1,076,826	909,270
Commission assets

	2025	2024
	$	$

Balance - Beginning of fiscal year	32,970	27,307
Additions	22,757	21,291
Amortization (within sales and marketing expenses)	(18,840)	(15,628)

Balance - End of fiscal year	36,887	32,970
Contract assets

	2025	2024
	$	$

Balance - Beginning of fiscal year	32,207	19,536
Additions	16,002	20,562
Amortization (within subscription and transaction-based revenue)	(16,205)	(7,891)

Balance - End of fiscal year	32,004	32,207